Nature and continuance of operations	3 Months Ended
Mar. 31, 2022
Nature and continuance of operations
Nature and continuance of operations

1.            Nature and continuance of operations

ElectraMeccanica Vehicles Corp (the “Company”) was incorporated on February 16, 2015, under the laws of the Province of British Columbia, Canada, and its principal activity is the development and manufacturing of electric vehicles (“EV”s).

The head office and principal address of the Company are located at 8057 North Fraser Way, Burnaby, BC, V5J 5M8. Our registered and records office is located at Suite 1500, 1055 West Georgia Street, P.O. Box 11117, Vancouver, British Columbia, Canada, V6E 4N7.

These consolidated financial statements have been prepared on the assumption that the Company will continue in operation for the foreseeable future and will be able to realize assets and discharge liabilities in the ordinary course of operations.  The Company’s principal activity is the development and manufacture of EVs. As at March 31, 2022, although the Company has commenced commercial production of the SOLO single seat EV, it is not able to finance day-to-day activities through operations. The Company’s continuation is dependent upon the successful results from its electric vehicle manufacturing activities and its ability to attain profitable operations and generate funds therefrom and/or raise equity capital or borrowings sufficient to meet current and future obligations.

The Company has begun production and commenced commercial deliveries of its first SOLO EV in October 2021.

It is anticipated that significant additional funding will be required. Management primarily intends to finance its operations over the next 12 months through sales of the SOLO, private placements and/or public offerings of equity/debt capital.